Income Taxes - Reconciliation of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Earnings before income taxes	$ 136.0	$ 90.2	$ 99.8
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2019 - 2021)	36.1	23.9	26.4
Foreign income taxed at different rates	(16.9)	(16.3)	(6.7)
Foreign exchange	1.2	(8.6)	5.0
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties	8.2	25.0	(5.8)
Tax effect from change in tax rate	(7.6)	0.0	(0.8)
Change in unrecognized tax losses and deductible temporary differences	11.1	5.6	11.4
Income tax expense	32.1	29.6	29.5
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings	6.0	16.5	6.0
Withholding tax on dividends paid	7.2	1.8
Deferred tax assets	$ 47.7	$ 39.9	$ 33.6
Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Initial percentage of tax exemption (percent)	100.00%
Percentage of tax exemption (percent)	50.00%